Consolidated Statements Shareholders' Equity - USD ($) $ in Thousands	Common Stock And Additional Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance value at Dec. 31, 2020	$ 831,146	$ 64	$ 28,741	$ 859,951	$ (8)	$ 859,943
Beginning balance, shares at Dec. 31, 2020	87,777,553
Share-based compensation expense	$ 9,759			9,759		9,759
Vesting of restricted share units
Vesting of restricted share units, shares	940,032
Other		5		5		5
Other, shares
Net (loss) / income			(64,568)	(64,568)		(64,568)
Shares issued to SAPESCO Selling Shareholders	$ 17,569			17,569		17,569
Shares issued to SAPESCO selling shareholders, shares	2,648,650
Acquisition of SAPESCO Noncontrolling Interest	$ (1,682)			(1,682)	8	(1,674)
Balance value at Dec. 31, 2021	$ 856,792	69	(35,827)	821,034		821,034
Ending balance, shares at Dec. 31, 2021	91,366,235
Share-based compensation expense	$ 9,269					9,269
Vesting of restricted share units
Vesting of restricted share units, shares	996,517
Other
Other, shares
Net (loss) / income			(36,420)			(36,420)
Current Expected Credit Loss Accounting Standard Adoption (Note 3)			(2,773)			(2,773)
Acquisition of W.D. Van Gonten Engineering (Note 9)	$ 11,238					11,238
Acquisition of W.D. Van Gonten Engineering, shares (Note 10)	1,650,000
Balance value at Dec. 31, 2022	$ 877,299	69	(75,020)			802,348
Ending balance, shares at Dec. 31, 2022	94,012,752
Share-based compensation expense	$ 6,763					6,763
Vesting of restricted share units	$ (197)					(197)
Vesting of restricted share units, shares	983,645
Other
Other, shares
Net (loss) / income			12,580			12,580
Balance value at Dec. 31, 2023	$ 883,865	$ 69	$ (62,440)			$ 821,494
Ending balance, shares at Dec. 31, 2023	94,996,397